Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 19 – Fair Value Measurements

The following tables present information about the Bank's assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and December 31, 2010, and the valuation techniques used by the Bank to determine those fair values.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Bank has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Bank's assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

There were no liabilities measured at fair value as of December 31, 2011 or December 31, 2010. Disclosures concerning assets measured at fair value are as follows:

Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Date Indicated
Investment Securities, Available for Sale – December 31, 2011
U.S. Government and federal agency	$—	$40,413	$—	$40,413
State and municipal	—	52,228	2,271	54,499
Mortgage-backed	—	9,780	—	9,780
Corporate	—	6,011	—	6,011
FDIC-guaranteed financial institution debt	—	2,038	—	2,038
Equity securities	—	1,035	500	1,535

Total	$—	$111,505	$2,771	$114,276

Investment Securities, Available for Sale – December 31, 2010
U.S. Government and federal agency	$—	$29,066	$—	$29,066
State and municipal	—	45,281	2,339	47,620
Mortgage-backed	—	7,599	—	7,599
Corporate	—	2,883	—	2,883
FDIC-guaranteed financial institution debt	—	2,053	—	2,053
Equity securities	—	1,099	500	1,599

Total	$—	$87,981	$2,839	$90,820

Securities classified as available for sale are generally reported at fair value utilizing Level 2 inputs. ChoiceOne's external investment advisor obtained fair value measurements from an independent pricing service that uses matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs). The fair value measurements considered observable data that may include dealer quotes, market spreads, cash flows and the bonds' terms and conditions, among other things. Securities classified in Level 2 included U.S. Government and federal agency securities, state and municipal securities, mortgage-backed securities, corporate bonds, FDIC- guaranteed financial institution debt, and equity securities. The Company classified certain state and municipal securities and privately issued trust preferred securities as Level 3. Based on the lack of observable market data, estimated fair values were based on the observable data available and reasonable unobservable market data.

ChoiceOne reviewed the methodologies used to estimate the fair values of all securities in 2010. Based on an updated analysis, it was determined that the fair values of U.S. Government and federal agency securities, corporate securities, and FDIC-guaranteed financial institution debt were based upon Level 2 inputs. These securities classes, which were previously disclosed as based on Level 1 inputs, have been adjusted accordingly.

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)

	2011	2010

Investment Securities, Available for Sale
Balance, January 1	$2,839	$2,807
Total realized and unrealized gains included in income	—	—
Total unrealized gains included in other comprehensive income	164	10
Net purchases, sales, calls, and maturities	(299)	(284)
Net transfers into Level 3	67	306

Balance, December 31	$2,771	$2,839

Of the Level 3 assets that were still held by the Bank at December 31, 2011, the net unrealized gain for the twelve months ended December 31, 2011 was $164,000, which is recognized in other comprehensive income in the consolidated balance sheet. There were no sales or purchases of Level 3 securities in 2011. One security was reclassified from a Level 2 measurement of fair value to a Level 3 measurement in both 2010 and 2011 as a result of a change in the marketability of the security.

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets and liabilities. As a result, the unrealized gains and losses for these assets and liabilities presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.

Available for sale investment securities categorized as Level 3 assets consist of bonds issued by local municipalities and a trust-preferred security. The Bank estimates the fair value of these assets based on the present value of expected future cash flows using management's best estimate of key assumptions, including forecasted interest yield and payment rates, credit quality and a discount rate commensurate with the current market and other risks involved.

The Bank also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets are not normally measured at fair value, but can be subject to fair value adjustments in certain circumstances, such as impairment. Disclosures concerning assets measured at fair value on a non-recurring basis are as follows:

Assets Measured at Fair Value on a Non-recurring Basis

(Dollars in Thousands)

	Balance at Dates Indicated	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for the Period Ended
Impaired Loans
December 31, 2011	$4,501	$–	$–	$4,501	$501
December 31, 2010	$6,573	$–	$–	$6,573	$164

Other Real Estate
December 31, 2011	$1,934	$–	$–	$1,934	$255
December 31, 2010	$1,953	$–	$–	$1,953	$528

Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. The Bank estimates the fair value of the loans based on the present value of expected future cash flows using management's best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals). The changes in fair value consisted of charge-downs of impaired loans that were posted to the allowance for loan losses and write-downs of other real estate owned that were posted to a valuation account. The fair value of other real estate owned was based on appraisals or other reviews of property values, adjusted for estimated costs to sell.